John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 37.7%				$20,779,333
(Cost $21,277,401)
U.S. Government 35.3%				19,447,198
U.S. Treasury
Bond	4.750	02-15-37	780,000	823,905
Note	0.375	11-30-25	625,000	579,834
Note	0.500	05-31-27	1,970,000	1,739,756
Note	0.625	12-31-27	1,945,000	1,691,846
Note	0.750	03-31-26	1,480,000	1,368,422
Note	0.875	11-15-30	1,830,000	1,472,936
Note	1.625	09-30-26	2,265,000	2,110,166
Note	1.750	11-15-29	745,000	653,476
Note	1.875	02-15-32	1,110,000	932,096
Note	2.250	02-15-27	2,030,000	1,908,676
Note	2.375	05-15-29	2,325,000	2,120,745
Note	2.875	08-15-28	2,505,000	2,360,765
Note	3.375	05-15-33	1,005,000	937,555
Note	3.875	08-15-33	770,000	747,020
U.S. Government Agency 2.4%				1,332,135
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	179,148	162,207
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	163,286	143,153
30 Yr Pass Thru	3.500	02-01-45	84,494	77,757
30 Yr Pass Thru	3.500	09-01-46	198,143	180,583
30 Yr Pass Thru	3.500	07-01-47	108,115	97,689
30 Yr Pass Thru	4.000	07-01-44	67,743	64,400
30 Yr Pass Thru	4.000	10-01-47	145,717	137,269
30 Yr Pass Thru	4.000	07-01-56	67,732	62,389
30 Yr Pass Thru	4.000	07-01-56	58,155	53,575
30 Yr Pass Thru	4.500	01-01-46	108,077	104,592
30 Yr Pass Thru	4.500	03-01-47	69,156	66,818
30 Yr Pass Thru	4.500	08-01-56	59,311	56,268

30 Yr Pass Thru	5.000	11-01-39	125,247	125,435
Corporate bonds 37.7%				$20,765,282
(Cost $21,862,502)
Communication services 2.1%				1,129,033
Diversified telecommunication services 1.1%
AT&T, Inc.	4.300	02-15-30	345,000	329,029
Verizon Communications, Inc.	4.329	09-21-28	285,000	276,615
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	271,747
Media 0.5%
Comcast Corp.	3.400	04-01-30	275,000	251,642
Consumer discretionary 2.1%				1,162,151
Automobiles 0.7%
American Honda Finance Corp.	1.200	07-08-25	395,000	374,635
Specialty retail 0.9%
Lowe’s Companies, Inc.	4.400	09-08-25	335,000	330,881
Lowe’s Companies, Inc.	4.500	04-15-30	175,000	170,030
Textiles, apparel and luxury goods 0.5%
Tapestry, Inc.	7.350	11-27-28	274,000	286,605
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.5%				$299,915
Personal care products 0.5%
The Estee Lauder Companies, Inc.	4.375	05-15-28	305,000	299,915
Energy 1.6%				858,315
Oil, gas and consumable fuels 1.6%
Enbridge, Inc.	1.600	10-04-26	192,000	175,515
Enbridge, Inc.	4.250	12-01-26	185,000	181,024
Phillips 66	3.850	04-09-25	200,000	196,588
TotalEnergies Capital International SA	3.455	02-19-29	325,000	305,188
Financials 17.1%				9,418,501
Banks 12.2%
Bank of America Corp. (0.976% to 4-22-24, then Overnight SOFR + 0.690%)	0.976	04-22-25	325,000	322,619
Bank of America Corp. (1.898% to 7-23-30, then Overnight SOFR + 1.530%)	1.898	07-23-31	265,000	215,077
Bank of America Corp. (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%)	3.419	12-20-28	200,000	186,847
Bank of Montreal	1.500	01-10-25	230,000	222,410
Citigroup, Inc. (1.122% to 1-28-26, then Overnight SOFR + 0.765%)	1.122	01-28-27	625,000	575,995
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	594,000	590,608
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	324,000	330,303
HSBC Holdings PLC (6.254% to 3-9-33, then Overnight SOFR + 2.390%)	6.254	03-09-34	290,000	300,919
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	304,537
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	180,000	167,704
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	300,000	290,189
JPMorgan Chase & Co. (6.070% to 10-22-26, then Overnight SOFR + 1.330%)	6.070	10-22-27	270,000	275,189
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	307,256
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	282,610
Royal Bank of Canada	2.050	01-21-27	505,000	466,348
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	278,470
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	428,691
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then Overnight SOFR + 1.933%)	5.068	01-24-34	210,000	201,935
The Toronto-Dominion Bank	0.750	09-11-25	413,000	386,892
The Toronto-Dominion Bank	4.108	06-08-27	220,000	213,772
Westpac Banking Corp.	1.150	06-03-26	415,000	381,415
Capital markets 3.4%
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	300,000	276,573
Morgan Stanley (6.342% to 10-18-32, then Overnight SOFR + 2.560%)	6.342	10-18-33	265,000	280,864
State Street Corp. (2.354% to 11-1-24, then Overnight SOFR + 0.940%)	2.354	11-01-25	400,000	391,160
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then Overnight SOFR + 1.345%)	4.414	07-24-26	375,000	369,846
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then Overnight SOFR + 0.789%)	1.093	12-09-26	625,000	578,964
Consumer finance 0.6%
American Express Company	3.950	08-01-25	315,000	309,473
Insurance 0.9%
Aon Corp.	2.800	05-15-30	348,000	302,540
Lincoln National Corp.	3.050	01-15-30	205,000	179,295
Health care 3.3%				1,790,041
Biotechnology 1.1%
AbbVie, Inc.	3.200	11-21-29	360,000	329,375
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.250	03-02-33	253,000	$252,306
Health care providers and services 1.1%
CVS Health Corp.	4.300	03-25-28	340,000	329,970
Seattle Children’s Hospital	1.208	10-01-27	325,000	281,877
Pharmaceuticals 1.1%
Astrazeneca Finance LLC	4.875	03-03-28	295,000	294,720
Merck & Company, Inc.	4.300	05-17-30	310,000	301,793
Industrials 3.3%				1,819,184
Aerospace and defense 0.5%
Northrop Grumman Corp.	3.250	01-15-28	305,000	286,030
Building products 0.3%
Carrier Global Corp.	2.700	02-15-31	200,000	170,697
Ground transportation 0.6%
Ryder System, Inc.	1.750	09-01-26	342,000	313,310
Machinery 1.3%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	402,465
John Deere Capital Corp.	5.150	09-08-33	331,000	336,677
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	310,005
Information technology 0.5%				271,697
Semiconductors and semiconductor equipment 0.5%
Intel Corp.	2.450	11-15-29	310,000	271,697
Materials 1.2%				674,572
Chemicals 0.3%
Eastman Chemical Company	4.500	12-01-28	165,000	160,116
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	112,877
WRKCo, Inc.	4.650	03-15-26	110,000	108,574
Metals and mining 0.5%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	295,000	293,005
Real estate 1.8%				1,008,374
Health care REITs 0.3%
Welltower OP LLC	2.750	01-15-32	206,000	171,366
Office REITs 0.5%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	296,959
Retail REITs 0.5%
Simon Property Group LP	1.375	01-15-27	301,000	272,985
Specialized REITs 0.5%
American Tower Corp.	3.375	10-15-26	280,000	267,064
Utilities 4.2%				2,333,499
Electric utilities 3.8%
American Electric Power Company, Inc.	4.300	12-01-28	430,000	414,139
DTE Electric Company	2.250	03-01-30	350,000	300,490
Eversource Energy	1.650	08-15-30	355,000	282,643
Exelon Corp.	3.400	04-15-26	228,000	219,520
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	199,736
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	410,000	406,544
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Xcel Energy, Inc.	4.000	06-15-28	275,000	$262,469
Multi-utilities 0.4%

Public Service Electric & Gas Company	4.900	12-15-32	251,000	247,958

Municipal bonds 4.9%				$2,685,792
(Cost $2,879,127)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	138,541
California Health Facilities Financing Authority	1.829	06-01-29	250,000	217,544
California State University	1.740	11-01-30	210,000	174,678
City of Phoenix Civic Improvement Corp. (Arizona)	1.939	07-01-30	385,000	327,173
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	164,546
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	279,297
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	247,003
New York City Housing Development Corp.	2.416	05-01-24	325,000	323,549
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	264,413
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	256,648

State of Hawaii	1.695	08-01-32	370,000	292,400
Collateralized mortgage obligations 6.7%				$3,688,348
(Cost $3,743,405)
Commercial and residential 3.8%				2,079,814
Bank5
Series 2023-5YR3, Class A3 (A)	6.724	09-15-56	259,000	273,900
Benchmark Mortgage Trust
Series 2023-V3, Class A3 (A)	6.363	07-15-56	215,000	224,543
BMO Mortgage Trust
Series 2023-5C2, Class A3 (A)	7.055	11-15-56	273,000	294,199
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5	3.137	02-10-48	302,000	296,292
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	324,000	311,142
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	194,000	188,600
Series 2015-C24, Class A4	3.732	05-15-48	508,000	491,138
U.S. Government Agency 2.9%				1,608,534
Federal Home Loan Mortgage Corp.
Series K513, Class A2 (A)	4.724	12-25-28	416,000	415,077
Series K514, Class A2	4.572	12-25-28	555,000	550,283
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	114,324	102,597
Series 2013-31, Class NG	2.250	04-25-33	215,403	195,730
Series 2013-34, Class PA	2.000	08-25-42	204,436	185,944
Series 2016-36, Class BC	2.500	03-25-43	44,679	43,218

Series 2017-M13, Class A2 (A)	2.931	09-25-27	122,832	115,685
Asset backed securities 12.2%				$6,704,138
(Cost $6,869,048)
Asset backed securities 12.2%				6,704,138
BA Credit Card Trust
Series 2022-A2, Class A2	5.000	04-15-28	266,000	266,702
CarMax Auto Owner Trust
Series 2020-4, Class A3	0.500	08-15-25	41,050	40,801
Series 2021-1, Class A3	0.340	12-15-25	81,550	80,377
Series 2021-2, Class A4	0.810	12-15-26	213,000	202,673
Series 2022-2, Class A3	3.490	02-16-27	153,174	150,780
Series 2023-4, Class A3	6.000	07-17-28	242,000	246,444
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	110,208	$106,981
Series 2021-C, Class A3	0.810	12-15-26	190,123	183,860
Series 2022-A, Class A3	2.940	07-15-27	121,407	118,629
Series 2022-B, Class A3	3.890	08-16-27	216,000	211,925
Daimler Trucks Retail Trust
Series 2023-1, Class A3	5.900	03-15-27	220,000	221,510
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	232,374
Ford Credit Auto Owner Trust
Series 2022-C, Class A3	4.480	12-15-26	215,000	213,248
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	304,651
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A3	0.510	04-16-26	44,418	43,548
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	190,000	189,427
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	340,000	335,015
Series 2023-4, Class A3	5.670	06-21-28	271,000	274,664
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	89,177	86,946
Series 2022-A, Class A3	2.320	09-16-26	156,401	152,995
Series 2022-C, Class A3	5.090	06-15-27	237,000	236,120
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	443,000	442,508
U.S. Small Business Administration
Series 2016-20J, Class 1	2.210	10-01-36	54,054	48,035
Series 2017-20H, Class 1	2.750	08-01-37	99,196	89,219
Series 2020-20H, Class 1	0.900	08-01-40	133,594	105,162
Series 2020-20I, Class 1	1.050	09-01-40	143,498	115,263
Series 2022-20E, Class 1	3.820	05-01-42	279,091	260,156
Series 2022-20F, Class 1	3.890	06-01-42	336,632	314,979
Series 2022-20G, Class 1	3.810	07-01-42	130,706	121,455
Series 2022-20J, Class 1	4.890	10-01-42	178,137	175,616
Series 2022-20K, Class 1	4.980	11-01-42	190,682	188,975
Series 2023-20E, Class 1	4.600	05-01-43	331,111	322,003
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	431,000	416,472
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	204,625

	Yield (%)	Shares	Value
Short-term investments 0.4%			$195,944
(Cost $195,944)
Short-term funds 0.4%			195,944
JPMorgan U.S. Government Money Market Fund, Institutional Class	5.1931(B)	195,944	195,944

Total investments (Cost $56,827,427) 99.6%	$54,818,837
Other assets and liabilities, net 0.4%	234,058
Total net assets 100.0%	$55,052,895

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 2-29-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$20,779,333	—	$20,779,333	—
Corporate bonds	20,765,282	—	20,765,282	—
Municipal bonds	2,685,792	—	2,685,792	—
Collateralized mortgage obligations	3,688,348	—	3,688,348	—
Asset backed securities	6,704,138	—	6,704,138	—
Short-term investments	195,944	$195,944	—	—
Total investments in securities	$54,818,837	$195,944	$54,622,893	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
8	|